Additional Balance Sheet Information - Schedule of Inventory (Detail) - USD ($) $ in Thousands	Sep. 25, 2022	Dec. 31, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Raw materials and work in progress	$ 6,924	$ 5,233	$ 3,999
Electric motorcycles and electric balance bikes	21,854	8,636	15,320
Parts and accessories and apparel	4,835	2,928	1,497
Inventory, Total	$ 33,613	$ 16,797	$ 20,816